Deferred Expenses and Non-Current Investments	12 Months Ended
Dec. 31, 2018
Deferred Expenses and Non-Current Investments [Abstract]
Deferred Expenses and Non-Current Investments

Note 10 - Deferred Expenses and Non-Current Investments

	December 31
	2017	2018
	NIS	NIS

Deferred expenses (A)	314	270
Customer acquisition asset, net (D)	115	142
Deposit used as collateral against hedging transactions (B)	67	41
Bank deposit for loans to Company employees (C)	51	48
Investments in equity-accounted investee	11	8

	558	509

A.	For its operations, Bezeq International acquires indefeasible rights of use (“IRU”) from Mediterranean Nautilus (Israel) Ltd. for the acquisition of seabed cable capacities, which are accounted for as service transactions. Under the contract, Bezeq International has the right of use of the capacities until 2022 with an option for an extension until 2027. The amount of the prepaid expense is amortized on a straight line until 2027. The balance of the liability for the agreement with Mediterranean Nautilus is US$ 13.1.

B.	A deposit used as collateral for hedging transactions is payable in December 2020.

C.	A bank deposit for loans to Company employees without a repayment date.

D.	Subscriber acquisition assets:

Subscriber acquisition assets
NIS
Cost
Balance as at January 1, 2017	49
Additions	165
Disposals	(18)
Balance as at December 31, 2017	196
Additions	164
Disposals	(27)
Balance as at December 31, 2018	333
Amortization and impairment losses
Balance as at January 1, 2017	42
Depreciation	57
Disposals	(18)
Balance as at December 31, 2017	81
Depreciation	108
Disposals	(27)
Impairment loss	29
Balance as at December 31, 2018	191
Carrying amount
As at January 1, 2018	115

As at December 31, 2018	142